Investment Contract Liabilities - Investment Contract Liabilities Measured at Fair Value (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Investment contracts liabilities	$ 13,498	$ 11,816
Total fair value
Disclosure of fair value measurement of liabilities [line items]
Balance, excluding those for account of segregated fund holders, January 1	749	798
New contracts	70	48
Changes in market conditions	67	47
Redemptions, surrenders and maturities	(154)	(122)
Impact of changes in foreign exchange rates	76	(22)
Balance, excluding those for account of segregated fund holders, December 31	808	749
Investment contract liabilities for account of segregated fund holders	309,443	263,401
Investment contracts liabilities	$ 310,251	$ 264,150